22. Contracts and contingent liabilities	12 Months Ended
Dec. 31, 2017
Contracts And Contingent Liabilities
Contracts and contingent liabilities
22.1.	Maintenance and service contracts

The Group entered into long-term service agreements executed with leading global companies in the construction and maintenance of thermal generation plants, such as (i) General Electric, which is in charge of the maintenance of the Puerto Combined Cycle plant, the La Plata plant’s gas turbine, and part of the Mendoza based units, and (ii) Siemens, which is in charge of the maintenance of the combined cycle unit based in Luján de Cuyo plant.

Under long-term service agreements, suppliers provide materials, spare parts, labor and on-site engineering guidance in connection with scheduled maintenance activities, in accordance with the applicable technical recommendations.

22.2.	Agreement for supplying electricity and steam to YPF

La Plata plant

Pursuant to our electric energy and steam supply agreement with YPF, YPF must purchase electricity and all the steam produced by the La Plata plant until October 31, 2017 when the agreement expired. On October 24, 2017, the original term of the agreement was extended for an additional 5-month period or until the definite transfer of the plant were agreed on or made, whichever occurs first. As result of the transfer of the plant to YPF EE, on February 8, 2018 the agreement was terminated, effective as of January 5, 2018.

Luján de Cuyo plant

As from January 1999 and for a 20-year term, our Luján de Cuyo plant supplies 150 tons per hour of steam to YPF’s refinery in Luján de Cuyo under a steam supply agreement.

Under this agreement YPF supplies the Luján de Cuyo plant with the fuel and water needed for operation of the plant.

On February 8, 2018, we signed an agreement to extend our steam supply agreement with YPF at our Luján de Cuyo plant for a period of up to 24 months from January 1, 2019 under the same terms as our existing steam supply agreement.

22.3.	Acquisition of Siemens gas turbine

On December 18, 2014, the Company acquired from Siemens a gas turbine for electric power generation composed by a turbine and a generator with 286 MW output power, and the proper ancillary equipment and maintenance and assistance services.

22.4.	Acquisition of General Electric gas turbine

On March 13, 2015, the Company acquired a gas turbine from General Electric and hired their specialized technical support services. The unit is a gas turbine with 373 MW output power.

As of December 31, 2015, the Company received cash advances from CAMMESA amounting to 415,911 for partially funding the mentioned acquisition.

22.5.	Acquisition of two Siemens gas turbines

On May 27, 2016, the Company acquired from Siemens two gas turbines for electric power generation composed by a turbine and a generator with 298MW output power, and the proper ancillary equipment and maintenance and assistance services.

22.6.	Awarding of Renewable Energy Projects

In October 2016, the Company and its subsidiary CPR were awarded of a wind project called “La Castellana” with a capacity of 99 MW.

In January 2017, CP La Castellana S.A.U. (a wholly owned subsidiary of CPR) entered into a power purchase agreement with CAMMESA for La Castellana project for a 20-year term as from the launch of the commercial operations.

In November 2016, the Company and its subsidiary CPR were awarded of a wind project called “Achiras” with a capacity of 48 MW.

In May 2017, CP Achiras S.A.U. (a wholly owned subsidiary of CPR) entered into a power purchase agreement with CAMMESA for Achiras project for a 20-year term as from the launch of the commercial operations.

In November 2017, the Company and its subsidiary CPR were awarded of a wind project called “La Genoveva I” with a capacity of 86.6 MW. In this sense, on March 23, 2018 CPR acquired 100% equity interests in Vientos La Genoveva S.A., a company that will be engaged in the generation and commercialization of electric power through the wind project “La Genoveva I”.

Subsequent event

In January 2018, the Group was awarded for wind projects called “La Castellana II” and “Achiras II”, with a capacity of 15.75 MW and 30 MW, respectively.

Acquisition of wind turbines

The Group has entered into agreements with Acciona Windpower S.A. and Nordex Windpower S.A. for the manufacture, transport, electromechanical assembly and commissioning of wind turbines for La Castellana and Achiras Wind Farms. The Group also entered into a contract with Nordex Windpower S.A. for the operation and maintenance of the wind farms for a 10-year term.

Additionally, the Group has also entered into agreements with Constructora Sudamericana S.A. and Distrocuyo S.A. for the execution of the civil and electromechanical works, respectively, in the wind farm La Castellana. Also, the Group has entered into agreements with Milicic S.A. and Codeler S.A. for the execution of the civil and electromechanical works, respectively, in the wind farm Achiras.

22.7.	Awarding of co-generation projects

On September 25, 2017, the Company was awarded through Resolution SEE 820/2017 with two co-generation projects called “Terminal 6 San Lorenzo” with a capacity of 330 MW and Luján de Cuyo (within our Luján de Cuyo plant) with a capacity of 93 MW.

On December 15, 2017, we executed a new steam supply contract with YPF for a 15-year term that will begin when the new co-generation unit at our Luján de Cuyo plant begins operations.

Also, on December 27, 2017, we entered into a final steam supply agreement with T6 Industrial S.A. for the new co-generation unit at our Terminal 6 San Lorenzo plant for a 15 year-term.

Subsequent event

On January 4, 2018, the Company entered into power purchase agreements with CAMMESA for each of the mentioned projects for a 15-year term as from the launch of commercial operations.

22.8.	Sale of the La Plata plant

On December 20, 2017, YPF EE accepted our offer to sell the La Plata plant, for a total sum of USD 31.5 million, subject to closing customary conditions.

Subsequent event

On February 8, 2018, after the conditions were met, the plant was transferred to YPF EE with effective date January 5, 2018.

22.9.	Contingent liabilities

Income tax return for fiscal year 2014

In February 2015 CPSA, for itself and as the successor company of Hidroeléctrica Piedra del Águila (HPDA) (the merged company) filed income tax returns for the nine-month period ended September 30, 2014, applying the adjustment for inflation mechanism established by the Argentine Income Tax Law.

In addition, the Company filed its income tax return for the three-month period ended December 31, 2014, applying the same adjustment for inflation mechanism established by the Argentine Income Tax Law.

As of the date of issue of these consolidated financial statements, we do not expect that the Argentine Tax Authorities, or ultimately, the Supreme Court will approve our filed income tax return. Accordingly, as of December 31, 2017, the Company recorded a provision for 391,007, which was recognized during the year ended December 31, 2014.

Action for recovery - income tax refund for fiscal years 2009, 2010 and 2011

In December 2014, the Company, as the successor company of HPDA, filed a petition with the Argentine Tax Authorities for the recovery of income tax for fiscal year 2010 in the amount of approximately 67,383 which, according to our estimates, had been incorrectly paid by HPDA in excess of its income tax liability. By filing such action, we seek to recover the excess income tax paid by HPDA due to the failure to apply the adjustment for inflation set forth in the Argentine Income Tax Law.

On December 21, 2015, after the three-month term required by Law No. 11,683 expired, the Company filed an action for recovery for the amount claimed with the Argentinean Tax Court.

In December 2015, the Company filed a petition with the Argentine Tax Authorities for the recovery of income tax for the fiscal year 2009, in the amount of approximately 20,395 which, according to our estimates, had been incorrectly paid by the Company in excess of our income tax liability. By filling such action, we seek to recover the excess income tax paid by CPSA due to the failure to apply the adjustment for inflation set forth in the Argentine Income Tax Law.

On April 22, 2016, after the three-month term required by Law No. 11,683 expired, the Company filed an action for recovery for the amount claimed with the Argentinean Tax Court.

In December 2017, the Company filed a petition with the Argentine Tax Authorities for the recovery of ARS 50,783 paid in excess by the Company for payment of Income Tax for 2011 fiscal period, according to the Company’s estimates. The purpose of such action is to recover the income tax paid by CPSA due to the failure to apply the adjustment for inflation set forth in the Argentine Income Tax Law.

As of the date of issuance of these consolidated financial statements, we do not expect that the Argentine Tax Authorities, or ultimately, the Supreme Court will approve our request for recovery of income tax we previously paid or whether the conditions to apply the adjustment for inflation mechanism will be satisfied. No receivable was recognized in relation to this matter.